CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member] Successor [Member]	Total	Predecessor [Member]	Successor [Member]	Stock Option Outstanding [Member]
Beginning balance, value at Dec. 31, 2020				$ 89,331,629			$ (59,948,708)			$ 29,382,921
Beginning Balance, Shares at Dec. 31, 2020										1
Contributions from parent				11,214,967						$ 11,214,967
Net loss							(8,238,808)			(8,238,808)
Ending balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Ending Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent				317,792						$ 317,792
Net loss							(836,035)			(836,035)
Issuance of stock options
Ending balance, value at Mar. 31, 2022				100,864,388			(69,023,551)			31,840,837
Ending Balance, Shares at Mar. 31, 2022	1
Beginning balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent					$ 316,600						$ 316,600
Net loss								(7,938,335)			(7,938,335)
Issuance of common stock		16,547			(16,547)
Issuance of common stock, Shares											165,472,240
Ending balance, value at Dec. 14, 2022		16,547	$ 16,547		100,846,649	$ 51,345,640		(76,125,851)			$ 24,737,345	$ 51,362,187
Ending Balance, Shares at Dec. 14, 2022											165,472,241	165,472,241
Beginning balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1									1
Net loss										$ (836,035)
Ending balance, value at Dec. 31, 2022	$ 16,547		16,547	51,345,640		51,345,640	(910,538)		(910,538)	50,451,649		$ 50,451,649
Ending Balance, Shares at Dec. 31, 2022	165,472,241											165,472,241
Beginning balance, value at Dec. 14, 2022		$ 16,547	16,547		$ 100,846,649	51,345,640		$ (76,125,851)			$ 24,737,345	$ 51,362,187
Beginning Balance, Shares at Dec. 14, 2022											165,472,241	165,472,241
Contributions from parent
Net loss									(910,538)	910,538		(910,538)
Ending balance, value at Dec. 31, 2022	$ 16,547		$ 16,547	51,345,640		$ 51,345,640	(910,538)		$ (910,538)	50,451,649		$ 50,451,649
Ending Balance, Shares at Dec. 31, 2022	165,472,241											165,472,241
Contributions from parent
Net loss							(2,387,451)			(2,387,451)
Issuance of stock options										145,155			145,155
Ending balance, value at Mar. 31, 2023	$ 16,547			$ 51,345,640			$ (3,297,989)			$ 48,209,353			$ 145,155
Ending Balance, Shares at Mar. 31, 2023	165,472,241